PREPAID EXPENSES (Tables)	9 Months Ended
May 31, 2017
Prepaid Expenses Tables
Schedule of Prepaid expenses
	May 31,	August 31,
	2017	2016
Legal and regulatory fees	$52,253	$9,167
Advertising and promotion	139,866	-
Rent expense	32,800	-
	$224,919	$9,167